Use of estimates and critical accounting judgements - Allowances (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Allowance for doubtful accounts as a percent of accounts receivable	3.00%	2.00%
Inventories	€ 2,646	€ 2,506
Inventory provision as a percent of inventory	14.00%	15.00%
Financial assets	€ 16,493	€ 17,888
Financial liabilities	8,746	8,092
Other provisions	1,888	2,078	€ 818
Level 3 | Fair value
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Financial assets	552	€ 660
Financial liabilities	€ 672
Percentage of total financial assets	29.00%	24.00%
Percentage of total financial liabilities	71.00%
Accumulated impairment
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Inventories	€ 432	€ 456	195	€ 204
Trade receivables
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Allowance for credit loss	192	168	€ 62	€ 103
Financial assets	€ 6,880	€ 6,972